PROVISIONS	12 Months Ended
Dec. 31, 2021
PROVISIONS
PROVISIONS

27.     PROVISIONS

Provisions – Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of past event, and it is probable that the Group will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured at the managements’ best estimate of the expenditure required to settle the obligation at the reporting date and are discounted to present value where the effect is material. The main provisions the Group holds are in relation to employees’ bonuses and other rewards (including retirement benefits and cash-settled share-based payments), decommissioning and restoration obligation, tax provisions as well as legal claims.

Provision for decommissioning and restoration – The Group calculates a provision for decommissioning and restoration when the Group has a legal or constructive obligation in connection with the retirement of tangible long-lived assets. The Group’s obligations relate primarily to the cost of removing its equipment from sites. The Group records the present value of provision for decommissioning and restoration as non-current provisions in the consolidated statement of financial position.

Employee bonuses and share-based settlement programs – For employee bonuses and cash-settled share-based payment transactions, the fair value of the obligation is newly determined at each reporting date and at the settlement date, and the changes in the fair value are recognized in profit or loss, until the liability is settled.

The following table summarizes the movement in provisions for the years ended December 31, 2021, 2020 and 2019:

	Tax	Provision
	provisions	for	Employee		Litigation
	other than	decommissioning	bonuses	SEC	and Other
	for income	and	and other	provision	provisions	Total
	tax	restoration	rewards	(Note 34)	(Note 34)	provisions
January 1, 2019	(252)	(3,109)	(10,378)	(59,050)	(1,513)	(74,302)

Arising during the year	(410)	(2,341)	(16,896)	—	(208)	(19,855)
Utilised	19	19	16,055	55,607	527	72,227
Discount rate adjustment and imputed interest (change in estimates)	—	42	(12)	—	—	30
Unused amounts reversed	34	—	523	—	155	712
Arising due to acquisitions of subsidiaries	—	—	(9)	—	—	(9)
Disposal of VF Ukraine	50	760	672	—	126	1,608
Other	(4)	(159)	2	3,443	20	3,302
December 31, 2019	(563)	(4,788)	(10,043)	—	(893)	(16,287)

Current portion	(563)	(126)	(9,944)	—	(893)	(11,526)
Non-current portion	—	(4,662)	(99)	—	—	(4,761)
January 1, 2020	(563)	(4,788)	(10,043)	—	(893)	(16,287)

Arising during the year	(211)	(914)	(14,770)	—	(3,860)	(19,755)
Utilised	29	54	16,489	—	137	16,709
Discount rate adjustment and imputed interest (change in estimates)	1	(138)	67	—	—	(70)
Unused amounts reversed	8	513	(125)	—	114	510
Arising due to acquisitions of subsidiaries	—	—	—	—	—	—
Disposal of Nvision Group	115	—	245	—	9	369
Other	—	—	(62)	—	(2)	(64)
December 31, 2020	(621)	(5,273)	(8,199)	—	(4,495)	(18,588)

Current portion	(621)	(229)	(8,115)	—	(4,495)	(13,460)
Non-current portion	—	(5,044)	(84)	—	—	(5,128)
January 1, 2021	(621)	(5,273)	(8,199)	—	(4,495)	(18,588)

Arising during the year	(74)	(2,329)	(17,860)	—	(1,862)	(22,125)
Utilised	161	31	13,258	—	1,736	15,186
Discount rate adjustment and imputed interest (change in estimates)	—	(145)	4	—	—	(141)
Unused amounts reversed	488	226	580	—	(2)	1,292
Arising due to acquisitions of subsidiaries	(207)	—	(159)	—	(3)	(369)
Other	(1)	—	(18)	—	(3)	(22)
December 31, 2021	(254)	(7,490)	(12,394)	—	(4,629)	(24,767)

Current portion	(254)	(284)	(12,312)	—	(4,629)	(17,479)
Non-current portion	—	(7,206)	(82)	—	—	(7,288)